SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Master Trust, which covers the six-month period from December 1, 1998 through May 31, 1999. Effective April 26, 1999, the Trust became a portfolio of Money Market Obligations Trust. The report contains commentary by the Trust's portfolio manager, followed by a complete listing of the Trust's investments on the last day of the reporting period, and its financial statements.

The Trust pursues competitive daily income, along with daily liquidity and stability of principal, 1 through a diversified portfolio of money market securities. At the end of the reporting period, the portfolio was diversified among commercial paper (43.8%), repurchase agreements (12.3%), variable rate instruments (23.5%), corporate notes (5.6%), loan participation (9.5%) and certificates of deposit (5.4%).

Dividends paid monthly to shareholders during the reporting period totaled $0.02 per share. At the end of the reporting period, the Trust's net assets totaled $404.9 million.

Thank you for selecting Federated Master Trust as a daily cash investment. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
July 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Investment Review

Federated Master Trust invests in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

Economic growth for the end of 1998 and the first part of 1999 was robust, despite slowing foreign economies. Fourth quarter 1998 gross domestic product ("GDP") registered 3.90% and first quarter 1999 GDP climbed to 4.50%. Despite the high growth, inflation remained subdued by all measures. The Consumer Price Index ("CPI") 1 rose just 2.80% on an annualized basis for the six months ended May 31, 1999, and the Producer Price Index ("PPI")2 grew at 2.60% during the same period. The Employment Cost Index3 grew at an annualized 2.00% pace during the last quarter of 1998 and into the first quarter of 1999.

Thirty-day commercial paper started the period at 5.00% on December 1, 1998, and then rose as high as 5.51% on December 30, 1998, reflecting year-end technical pressures. Rates fell back off again in January 1999, with 30-day commercial paper settling in at the 4.75% federal funds target rate, and ended the reporting period at 4.86%.

The money market yield curve steepened throughout the reporting period. One month commercial paper rates declined 14 basis points while six month rates rose 11 basis points reflecting the concern in the market about the strength in the U.S. domestic consumer and housing markets and the concern that the Federal Reserve Board (the "Fed") may need to address this strength by raising rates.

The trust's target average maturity range remained in the 45-55 day target range for the entire reporting period, reflecting a positive position regarding Fed policy and the money market yield curve. In structuring the trust, there was continued emphasis placed on positioning 30%-35% of the trust's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended May 31, 1999, the net assets of Federated Master Trust decreased from $465.1 million to $404.9 million while the 7- day net yield decreased from 4.93% to 4.54%. 4 The effective average maturity of the trust on May 31, 1999, was 58 days.

1 The CPI is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

2 The PPI is a measure of change in wholesale prices, as released monthly by the U.S. Bureau of Labor Statistics.

3 The Employment Cost Index is an index designed to measure the change in the cost of labor, free from the influence of employment shifts among occupations and industries, based on the changes in (1) wages and salaries, and (2) employee benefits.

4 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the trust's current earnings.

Last Meeting of Shareholders

A Special Meeting of shareholders of Federated Master Trust was held on March 22, 1999. On January 21, 1999, the record date for shareholder voting at the meeting, there were 475,899,717 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Trustees:

                            SHARES
                            VOTED           SHARES
                            AFFIRMATIVELY   WITHHELD
Thomas G. Bigley            239,440,136     8,316,773
John T. Conroy, Jr.         239,446,989     8,309,920
Nicholas P. Constantakis    239,508,610     8,248,299
John F. Cunningham          239,508,610     8,248,299
J. Christopher Donahue      239,508,610     8,248,299
Peter E. Madden             239,508,610     8,248,299
Charles F. Mansfield, Jr.   239,508,610     8,248,299
John E. Murray, Jr.         239,508,610     8,248,299
John S. Walsh               239,508,610     8,248,299

The following Trustees of the trust continued their terms as Trustees: John
F. Donahue, Lawrence D. Ellis, M.D. and Majorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Deloitte & Touche LLP as the trust's independent auditors:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
241,690,314     177,007      5,889,588

AGENDA ITEM 3

To make changes to the trust's fundamental investment policies:

(a) To approve amending the trust's fundamental investment policy with regard to diversification of its investments:

SHARED          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,600,480     1,122,829    6,029,333

(b) To approve making non-fundamental, and amending, the trust's fundamental investment policy regarding maturity of money market instruments:

SHARES          SHARED
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,626,793     1,041,530    6,084,319

(c) To approve making non-fundamental the trust's policy prohibiting investment in securities to exercise control of an issuer:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,391,017     1,201,229    6,160,396

(d) To approve making non-fundamental, and amending, the trust's ability to invest in the securities of other investment companies:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,531,830     1,120,683    6,100,129

(e) To approve making non-fundamental the trust's policy regarding types of money market instruments which the trust is permitted to purchase:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,287,315     1,387,298    6,078,030

(f) To approve making non-fundamental the trust's ability to invest in unrated securities:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
239,867,341     1,765,604    6,119,698

(g) To approve making non-fundamental the trust's policy regarding the description of bank instruments that the trust may purchase:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,378,362     1,111,479    6,262,801

(h) To approve making non-fundamental the trust's policy regarding the description of commercial paper that the trust may purchase:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,383,853     1,197,909    6,170,880

(i) To approve making non-fundamental, and amending, the trust's policy regarding pledging assets to secure permitted borrowings:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,236,708     1,402,904    6,113,031

AGENDA ITEM 4

To eliminate the trust's fundamental investment policy on concentration and to reserve freedom to concentrate investments in the domestic banking industry:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,148,874     1,577,170    6,026,598

AGENDA ITEM 5

To approve an amendment and restatement to the trust's Declaration of Trust to require the approval by a "1940 Act" majority of shareholders in the event of the sale or conveyance of the assets of the trust to another trust or corporation:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,522,889     1,170,584    6,059,169

AGENDA ITEM 6

To approve a proposed Agreement and Plan of Reorganization between the trust and Money Market Obligations Trust, on behalf of its series, Federated Master Trust (the "New Fund"), whereby the New Fund would acquire all of the assets of the trust in exchange for shares of the New Fund to be distributed pro rata by the trust to its shareholders in complete liquidation and termination of the trust:

SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
240,234,717     1,508,815    6,009,110

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                     VALUE
                   CERTIFICATE OF DEPOSIT-5.4%
                   BANKING-5.4%
  $  5,000,000     Bank of Montreal, 5.250%,
                   5/12/2000                        $   4,997,719
    10,000,000     Canadian Imperial Bank of
                   Commerce, 5.030% - 5.340%,
                   1/27/2000 - 3/3/2000                 9,996,503
     2,000,000     Svenska Handelsbanken,
                   Stockholm, 5.180%,
                   3/20/2000                            1,999,536
     5,000,000     UBS AG, 4.939% - 5.300%,
                   1/13/2000 - 3/10/2000                5,001,506
                   TOTAL CERTIFICATE OF
                   DEPOSIT                             21,995,264
                   COMMERCIAL PAPER-42.1% 1
                   BANKING-13.5%
    20,000,000     Abbey National N.A. Corp.,
                   (Guaranteed by Abbey
                   National Bank PLC,
                   London), 5.139%,
                   11/26/1999                          19,510,500
    12,263,000     Fountain Square Commercial
                   Funding Corp., (Fifth
                   Third Bank, Cincinnati
                   Support Agreement), 4.950%
                   - 5.076%, 6/1/1999 -
                   10/4/1999                           12,180,586
    18,000,000     Greenwich Funding Corp.,
                   4.847% - 5.119%, 6/1/1999 -
                   2/1/2000                            17,913,103
     5,000,000     UBS Finance (Delaware),
                   Inc., (UBS AG LOC), 5.042%,
                   12/23/1999                           4,861,625
                   TOTAL                               54,465,814
                   BROKERAGE-8.4%
    23,000,000     Morgan Stanley, Dean
                   Witter & Co., 4.904%,
                   6/4/1999                            22,990,685
    11,000,000     Salomon Smith Barney
                   Holdings, Inc., 4.891%,
                   6/4/1999                            10,995,563
                   TOTAL                               33,986,248
                   FINANCE - COMMERCIAL-20.2%
    13,000,000     Asset Securitization
                   Cooperative Corp., 4.827%
                   - 4.913%, 6/3/1999 -
                   7/15/1999                           12,968,045
     1,000,000     Beta Finance, Inc.,
                   4.895%, 7/6/1999                       995,338
    20,000,000     Falcon Asset
                   Securitization Corp.,
                   4.825% - 4.837%, 6/3/1999 -
                   6/10/1999                           19,988,651
    16,000,000     General Electric Capital
                   Corp., 4.832% - 4.970%,
                   6/2/1999 - 8/9/1999                 15,924,871
     5,000,000     PREFCO-Preferred
                   Receivables Funding Co.,
                   4.827%, 6/3/1999                     4,998,667
     8,000,000     Receivables Capital Corp.,
                   4.891%, 7/7/1999                     7,961,120
    19,000,000     Sheffield Receivables
                   Corp., 4.852% - 4.907%,
                   6/16/1999 - 7/15/1999               18,935,821
                   TOTAL                               81,772,513
                   TOTAL COMMERCIAL PAPER             170,224,575
                   CORPORATE NOTES-5.6%
                   FINANCE - COMMERCIAL-5.2%
    21,000,000     Beta Finance, Inc., 5.000%
                   - 5.200%, 1/20/2000 -
                   5/10/2000                           21,000,000
PRINCIPAL
AMOUNT                                                     VALUE
                   CORPORATE NOTES-continued
                   FINANCE - EQUIPMENT-0.4%
 $     969,304     Heller Equipment Asset
                   Receivables Trust 1999-1,
                   Class A1, 4.947%,
                   5/13/2000                       $      969,304
       673,565     Newcourt Equipment Trust
                   Securities 1998-1, Class
                   A1, 5.007%, 11/20/1999                 673,643
                   TOTAL                                1,642,947
                   INSURANCE-0.0%
       226,178     WFS Financial 1998-C Owner
                   Trust, Class A1, (FSA INS),
                   5.395%, 11/20/1999                     226,178
                   TOTAL CORPORATE NOTES               22,869,125
                   LOAN PARTICIPATION-11.2%
                   BROKERAGE-1.2%
     5,000,000     Goldman Sachs Group LP,
                   4.951%, 6/1/1999                     5,000,000
                   ELECTRICAL EQUIPMENT-0.8%
     3,100,000     Mt. Vernon Phenol Plant
                   Partnership, (Guaranteed
                   by General Electric Co.),
                   5.050%, 5/17/2000                    3,100,000
                   FINANCE - AUTOMOTIVE-2.5%
    10,000,000     General Motors Acceptance
                   Corp., Mortgage of PA,
                   (Guaranteed by General
                   Motors Acceptance Corp.),
                   4.950%, 6/1/1999                    10,000,000
                   INSURANCE-6.7%
    20,200,000     Marsh & McLennan Cos.,
                   Inc., 4.960%, 7/23/1999             20,200,000
     7,000,000     Aspen Funding Corp., (MBIA
                   INS), 4.845%, 6/4/1999               6,997,188
                   TOTAL                               27,197,188
                   TOTAL LOAN PARTICIPATION            45,297,188
                   NOTES - VARIABLE-23.5% 3
                   BANKING-12.9%
    10,000,000     Bankers Trust Co., New
                   York, 4.950%, 6/1/1999               9,999,944
       645,000     Dave White Chevrolet,
                   Inc., Series 1996,
                   (Huntington National Bank,
                   Columbus, OH LOC), 4.990%,
                   6/3/1999                               645,000
    24,750,138  2  Liquid Asset Backed
                   Securities Trust, Series
                   1996-3, (Westdeutsche
                   Landesbank Girozentrale
                   Swap Agreement), 4.923%,
                   6/15/1999                           24,750,138
     7,224,946  2  Rabobank Optional
                   Redemption Trust, Series
                   1997-101, 5.000%,
                   7/17/1999                            7,224,946
     8,000,000     Societe Generale, Paris,
                   4.953%, 6/1/1999                     7,998,975
     1,485,000     White Brothers Properties,
                   Series 1996, (Huntington
                   National Bank, Columbus,
                   OH LOC), 4.990%, 6/3/1999            1,485,000
                   TOTAL                               52,104,003
                   FINANCE - RETAIL-0.5%
     2,000,000   2 Bishop's Gate Residential
                   Mortgage Trust 1998-2,
                   Class A-1, 5.139%,
                   6/10/1999                            2,000,000
                   INSURANCE-10.1%
     2,000,000     GE Life and Annuity
                   Assurance Co., 5.110%,
                   9/1/1999                             2,000,000
PRINCIPAL
AMOUNT                                                     VALUE
                   NOTES - VARIABLE-continued 3
                   INSURANCE-CONTINUED
 $  10,000,000     General American Life
                   Insurance Co., 5.120%,
                   6/21/1999                       $   10,000,000
     8,976,793  2  Liquid Asset Backed
                   Securities Trust, Series
                   1997-3 Senior Notes,
                   (Guaranteed by AMBAC
                   Financial Group, Inc.),
                   4.970%, 6/28/1999                    8,976,793
    20,000,000     Monumental Life Insurance
                   Co., 5.130%, 6/1/1999               20,000,000
                   TOTAL                               40,976,793
                   TOTAL NOTES - VARIABLE              95,080,796
                   REPURCHASE AGREEMENTS-
                   12.3% 4
    18,000,000     ABN AMRO, Inc., 4.910%,
                   dated 5/28/1999, due
                   6/1/1999                            18,000,000
    22,000,000     Nationsbanc Montgomery
                   Securities, Inc., 4.900%,
                   dated 5/28/1999, due
                   6/1/1999                            22,000,000
    10,000,000     Salomon Brothers, Inc.,
                   4.900%, dated 5/28/1999,
                   due 6/1/1999                        10,000,000
                   TOTAL REPURCHASE
                   AGREEMENTS                          50,000,000
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 5                $ 405,466,948


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1999, these securities amounted to $42,951,877 which represents 10.61% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($404,939,967) at May 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation FSA -Financial Security Assurance INS -Insured LOC -Letter of Credit LP -Limited Partnership MBIA -Municipal Bond Investors Assurance PLC -Public Limited Company

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)

ASSETS:
Investments in repurchase
agreements                      $  50,000,000
Investments in securities         355,466,948
Total investments in
securities, at amortized
cost and value                                    $ 405,466,948
Income receivable                                     1,229,047
TOTAL ASSETS                                        406,695,995
LIABILITIES:
Income distribution
payable                             1,649,018
Payable to Bank                        94,962
Accrued expenses                       12,048
TOTAL LIABILITIES                                     1,756,028
Net assets for 404,939,967
shares outstanding                                $ 404,939,967
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$404,939,967 / 404,939,967
shares outstanding                                        $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $ 11,567,888
EXPENSES:
Investment advisory fee                         $   907,598
Administrative personnel
and services fee                                    171,082
Custodian fees                                       18,514
Transfer and dividend
disbursing agent fees and
expenses                                             13,744
Directors'/Trustees' fees                             7,082
Auditing fees                                         7,518
Legal fees                                            4,007
Portfolio accounting fees                            41,515
Shareholder services fee                            567,249
Share registration costs                             16,938
Printing and postage                                  7,443
Insurance premiums                                   17,090
Miscellaneous                                         4,545
TOTAL EXPENSES                                    1,784,325
WAIVERS:
Waiver of investment
advisory fee                   $  (292,540)
Waiver of shareholder
services fee                      (453,799)
TOTAL WAIVERS                                      (746,339)
Net expenses                                                         1,037,986
Net investment income                                             $ 10,529,902


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                      SIX MONTHS
                                           ENDED                YEAR
                                      (unaudited)              ENDED
                                          MAY 31,        NOVEMBER 30,
                                            1999                1998
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
Net investment income           $     10,529,902       $     27,388,081
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                    (10,529,902)           (27,388,081)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,026,366,501          2,348,710,920
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 1,940,060              6,627,670
Cost of shares redeemed           (1,088,500,489)        (2,384,603,857)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (60,193,928)           (29,265,267)
Change in net assets                 (60,193,928)           (29,265,267)
NET ASSETS:
Beginning of period                  465,133,895            494,399,162
End of period                   $    404,939,967       $    465,133,895


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                                 ENDED
                                            (unaudited)
                                                MAY 31,                       YEAR ENDED NOVEMBER 30,
                                                  1999            1998          1997          1996          1995          1994
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.02            0.05          0.05          0.05          0.06          0.04
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.02)          (0.05)        (0.05)        (0.05)        (0.06)        (0.04)
NET ASSET VALUE, END OF PERIOD                  $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
TOTAL RETURN 1                                    2.34%           5.33%         5.27%         5.18%         5.73%         3.78%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                          0.46% 2         0.45%         0.45%         0.45%         0.46%        0.46%
Net investment income                             4.64% 2         5.22%         5.16%         5.04%         5.59%        3.72%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)       $404,940        $465,134      $494,399      $626,764      $729,144     $773,260


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective April 26, 1999, the Trust became a portfolio of the Money Market Obligations Trust. Money Market Obligations Trust consists of 13 portfolios. The financial statements included herein are only those of the Trust. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Trust is current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1999, capital paid-in aggregated $404,939,967.

Transactions in shares were as follows:

                                  SIX MONTHS              YEAR
                                       ENDED             ENDED
                                      MAY 31,      NOVEMBER 30,
                                        1999               1998
Shares sold                    1,026,366,501      2,348,710,920
Shares issued to
shareholders in payment of
distributions declared             1,940,060          6,627,670
Shares redeemed               (1,088,500,489)    (2,384,603,857)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               (60,193,928)       (29,265,267)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

LESLIE K. ROSS
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Master Trust
SEMI-ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 1999

[Graphic]
Federated
Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 60934N740
8070106 (7/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for Short-Term U.S. Government Securities, which covers the six-month period from December 1, 1998 through May 31, 1999. Effective April 26, 1999, the Trust became a portfolio of Money Market Obligations Trust. The report contains commentary by the Trust's portfolio manager, followed by a complete listing of the Trust's investments on the last day of the reporting period, and its financial statements.

The Trust pursues daily income, which may be partially exempt from state and local taxes, 1 and offers the additional advantages of daily liquidity and stability of principal.2 The Trust's portfolio consists of U.S. Treasury and government agency obligations and repurchase agreements backed by these obligations.

Dividends paid monthly to shareholders over the reporting period totaled $0.02 per share. At the end of the reporting period, the Trust's net assets totaled $572.4 million.

Thank you for selecting Trust for Short-Term U.S. Government Securities as a daily cash investment. We welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

July 15, 1999

1 Shareholders should consult a tax adviser.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the trust.

Investment Review

Trust for Short-Term U.S. Government Securities invests in U.S. government agency obligations, such as issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and may maintain a small position in U.S. Treasury obligations for liquidity purposes. The trust also invests in repurchase agreements that have these securities as collateral.

Over the six-month reporting period ended May 31, 1999, the Federal Reserve Board (the "Fed") did not change monetary policy. The reporting period was characterized by shifts in market sentiment regarding the direction and magnitude of the next adjustment in monetary policy. The reporting period opened in the midst of relative market calm as the 75 basis points in easing steps taken by the Fed from late September to mid-November 1998 were successful in relieving the credit and liquidity strains that had gripped the financial markets. However, lingering concerns over the health of various foreign economies kept alive expectations for future easing from the Fed. As these trouble spots remained relatively stable, attention returned to domestic economic fundamentals. Propelled by relentless consumer demand and a strong housing sector, gross domestic product expanded at a powerful 6.00% in the fourth quarter of 1998, and entered 1999 with a considerable head of steam. Although growth slowed to around 4.00% in the first quarter, this still energetic pace exceeded what has traditionally been considered the non-inflationary potential of the economy. Productivity gains kept inflationary pressures remarkably restrained in the face of this growth. The markets came to acknowledge, however, that the Fed could not ignore such a robust economic fundamental picture indefinitely, and fears that a near-term tightening might occur surfaced by late February. Those anxieties were premature, as the absence of price pressures provided the Fed with more breathing room for a time. By the end of the reporting period in May, a near-term tightening to pre-empt inflation seemed inevitable.

Movements in short-term interest rates reflected the shifting market sentiment. The yield on the one-year agency discount note traded at 4.90% in early December, then declined to 4.70% in the weeks that followed as the bias at the Fed remained toward additional easings. In mid January, short-term interest rates began to rise gradually as the market's focus returned to the domestic economy, and the yield on this security rose to 5.10% by late February as near term tightening fears seized the market. As these concerns subsided, the yield fell back to 4.90%, then climbed steadily once more throughout May to reach 5.30% by the end of the month.

Recently, the trust's average maturity has been managed within a 40 to 50 day target range. We moved the average maturity to the upper end of that range in late February as near-term tightening fears grew. Since that time, the trust's average maturity has drifted lower as legitimate evidence has mounted that the Fed may indeed tighten monetary policy at the end of June in a pre-emptive move against inflationary pressures.

Last Meeting of Shareholders

A Special Meeting of shareholders of Trust for Short-Term U.S. Government Securities was held on March 22, 1999. On January 21, 1999, the record date for shareholder voting at the meeting, there were 612,143,333 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Trustees:




                                          WITHHELD
                                          AUTHORITY
                            FOR           TO VOTE
Thomas G. Bigley            393,557,295   19,258
John T. Conroy, Jr.         393,576,553        0
Nicholas P. Constantakis    393,576,553        0
John F. Cunningham          393,576,553        0
J. Christopher Donahue      393,576,553        0
Peter E. Madden             393,576,553        0
Charles F. Mansfield, Jr.   393,576,553        0
John E. Murray, Jr.         393,576,553        0
John S. Walsh               393,576,553        0


The following Trustees of the trust continued their terms as Trustees: John
F. Donahue, Lawrence D. Ellis, M.D. and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Deloitte & Touche LLP as the trust's independent auditors:




SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
393,144,374     432,179      0


AGENDA ITEM 3

To make changes to the trust's fundamental investment policies:

(a) To approve making non-fundamental, and amending, the trust's fundamental investment policy regarding maturity of money market instruments:




SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
370,063,444     4,374,291    19,135,275


(b) To approve amending the trust's fundamental investment policy regarding pledging securities to permit the trust to pledge assets to secure permitted borrowings:




SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
351,218,748     22,381,022   19,973,241


AGENDA ITEM 4

To approve a clarifying amendment to the trust's Investment Advisory Agreement to exclude Rule 12b-1 fees and shareholder service fees from the expense cap:




SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
340,251,019     40,717,036   12,608,497


AGENDA ITEM 5

To approve an amendment and restatement to the trust's Declaration of Trust to require the approval by a "1940 Act" majority of shareholders in the event of the sale or conveyance of the assets of the trust to another trust or corporation:




SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
368,495,659     9,961        25,067,390


AGENDA ITEM 6

To approve a proposed Agreement and Plan of Reorganization between the trust and Money Market Obligations Trust, on behalf of its series, Trust for Short-Term U.S. Government Securities (the "New Fund"), whereby the New Fund would acquire all of the assets of the trust in exchange for shares of the New Fund to be distributed pro rata by the trust to its shareholders in complete liquidation and termination of the trust:




SHARES          SHARES
VOTED           VOTED        SHARES
AFFIRMATIVELY   NEGATIVELY   ABSTAINING
368,479,390     9,961        25,083,659


Portfolio of Investments

MAY 31, 1999 (UNAUDITED)




PRINCIPAL
AMOUNT                                           VALUE
                  GOVERNMENT AGENCIES-64.0%
  $  10,400,000 1 Federal Farm Credit System
                  Discount Notes, 4.700% -
                  5.280%, 7/7/1999 -
                  8/16/1999                        $  10,317,699
     23,000,000   2 Federal Farm Credit System Floating Rate Notes, 4.700% -
                  4.780%, 6/1/1999 -
                  6/17/1999                           22,999,747
     81,000,000 2 Federal Home Loan Bank
                  System Floating Rate
                  Notes, 4.775% - 5.150%,
                  6/1/1999 - 8/26/1999                80,985,490
     31,500,000   Federal Home Loan Bank System Notes, 4.790% - 5.540%, 7/6/1999
                  -
                  4/20/2000                           31,488,898
     85,000,000 1 Federal Home Loan Mortgage
                  Corp. Discount Notes,
                  4.700% - 4.800%, 6/10/1999
                  - 8/10/1999                         84,673,974
     17,000,000 2 Federal Home Loan Mortgage
                  Corp. Floating Rate Notes,
                  4.705% - 4.800%, 6/17/1999
                  - 8/17/1999                         16,990,394
     44,595,000 1 Federal National Mortgage
                  Association Discount
                  Notes, 4.400% - 4.780%,
                  6/10/1999 - 1/24/2000               44,263,868
     19,000,000 2 Federal National Mortgage
                  Association Floating Rate
                  Notes, 4.715% - 4.785%,
                  6/15/1999 - 8/10/1999               18,990,324
     19,500,000   Federal National Mortgage Association Notes, 4.780% - 5.180%,
                  11/30/1999 -
                  5/5/2000                            19,486,799
     33,000,000 2 Student Loan Marketing
                  Association Floating Rate
                  Notes, 4.820% - 5.450%,
                  6/1/1999 - 6/2/1999                 32,991,502
      3,500,000   Student Loan Marketing
                  Association Note, 5.583%,
                  8/11/1999                            3,499,727
                  TOTAL GOVERNMENT AGENCIES          366,688,422
                  REPURCHASE AGREEMENTS-
                  36.0% 3
     15,000,000   Bankers Trust Co., New
                  York, 4.900%, dated
                  5/28/1999, due 6/1/1999             15,000,000
      6,000,000 4 Credit Suisse First
                  Boston, Inc., 4.780%,
                  dated 4/20/1999, due
                  7/19/1999                            6,000,000
     17,000,000 4 Credit Suisse First
                  Boston, Inc., 4.780%,
                  dated 4/28/1999, due
                  7/27/1999                           17,000,000
      3,800,000   Deutsche Bank Government
                  Securities, Inc., 4.820%,
                  dated 5/28/1999, due
                  6/1/1999                             3,800,000
     16,000,000 4 Lehman Brothers, Inc.,
                  4.790%, dated 4/12/1999,
                  due 7/12/1999                       16,000,000
     15,000,000 4 Morgan Stanley Group,
                  Inc., 4.810%, dated
                  5/10/1999, due 8/9/1999             15,000,000
PRINCIPAL
AMOUNT                                           VALUE
                  REPURCHASE AGREEMENTS-
                  continued 3
 $    8,000,000 4 Nesbitt Burns, Inc.,
                  4.790%, dated 4/14/1999,
                  due 7/13/1999                   $    8,000,000
    105,000,000   PaineWebber Group, Inc.,
                  4.900%, dated 5/28/1999,
                  due 6/1/1999                       105,000,000
     20,000,000   Prudential Securities,
                  Inc., 4.920%, dated
                  5/28/1999, due 6/1/1999             20,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                         205,800,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5                $ 572,488,422


1 The issues show the rate of discount at time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($572,433,132) at May 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)




ASSETS:
Investments in repurchase
agreements                      $ 205,800,000
Investments in securities         366,688,422
Total investments in
securities, at amortized
cost and value                                    $ 572,488,422
Cash                                                     74,058
Income receivable                                     2,147,672
Receivable for shares sold                                  787
TOTAL ASSETS                                        574,710,939
LIABILITIES:
Income distribution
payable                             2,218,515
Accrued expenses                       59,292
TOTAL LIABILITIES                                     2,277,807
Net assets for 572,433,132
shares outstanding                                  572,433,132
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$572,433,132 / 572,433,132
shares outstanding                                        $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)




INVESTMENT INCOME:
Interest                                                          $ 14,751,192
EXPENSES:
Investment advisory fee                         $ 1,185,724
Administrative personnel
and services fee                                    223,509
Custodian fees                                       19,265
Transfer and dividend
disbursing agent fees and
expenses                                              3,909
Directors'/Trustees' fees                             6,985
Auditing fees                                         7,480
Legal fees                                            3,241
Portfolio accounting fees                            45,938
Shareholder services fee                            741,078
Share registration costs                              9,922
Printing and postage                                  5,111
Insurance premiums                                    2,167
Miscellaneous                                         4,688
TOTAL EXPENSES                                    2,259,017
WAIVERS:
Waiver of investment
advisory fee                   $  (322,293)
Waiver of shareholder
services fee                      (592,862)
TOTAL WAIVERS                                      (915,155)
Net expenses                                                         1,343,862
Net investment income                                             $ 13,407,330


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





                              SIX MONTHS
                              ENDED                  YEAR
                              (unaudited)            ENDED
                              MAY 31,                NOVEMBER 30,
                              1999                   1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $     13,407,330       $     33,320,259
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                    (13,407,330)           (33,320,259)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,029,554,846          2,254,528,698
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 2,162,695              4,826,995
Cost of shares redeemed           (1,056,969,228)        (2,337,658,641)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (25,251,687)           (78,302,948)
Change in net assets                 (25,251,687)           (78,302,948)
NET ASSETS:
Beginning of period                  597,684,819            675,987,767
End of period                   $    572,433,132       $    597,684,819


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                          SIX  MONTHS
                                          ENDED
                                          (unaudited)
                                          MAY 31,                 YEAR ENDED NOVEMBER 30,
                                          1999        1998      1997        1996        1995          1994
NET ASSET VALUE, BEGINNING OF PERIOD      $1.00       $1.00     $1.00       $1.00       $1.00         $1.00
INCOME FROM INVESTMENT OPERATION:
Net investment income                      0.02        0.05      0.05        0.05        0.06          0.04
LESS DISTRIBUTIONS:
Distributions from net
investment income                         (0.02)      (0.05)    (0.05)      (0.05)      (0.06)        (0.04)
NET ASSET VALUE, END OF PERIOD            $1.00       $1.00     $1.00       $1.00       $1.00         $1.00
TOTAL RETURN 1                             2.28%       5.20%     5.20%       5.09%       5.63%         3.70%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                   0.45%2      0.45%     0.45%       0.45%       0.45%         0.45%
Net investment income                      4.52%2      5.09%     5.07%       4.98%       5.47%         3.55%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)$572,433    $597,685  $675,988    $844,108    $952,757    $1,184,269


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Trust for Short-Term U.S. Government Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. Effective April 26, 1999, the Trust became a portfolio of the Money Market Obligations Trust. Money Market Obligations Trust consists of 13 portfolios. The financial statements included herein are only those of the Trust. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1999, capital paid-in aggregated $572,433,132. Transactions in shares were as follows:




                              SIX  MONTHS        YEAR
                              ENDED              ENDED
                              MAY 31,            NOVEMBER 30,
                              1999               1998
Shares sold                    1,029,554,846      2,254,528,698
Shares issued to
shareholders in payment of
distributions declared             2,162,695          4,826,995
Shares redeemed               (1,056,969,228)    (2,337,658,641)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               (25,251,687)       (78,302,948)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"),receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid is to obtain certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated
 World-Class Investment Manager
 SEMI-ANNUAL REPORT

Trust for Short-Term U.S. Government Securities

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 1999

 [Graphic]
 Federated
 Trust for Short-Term U.S. Government Securities
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 60934N781

8063001 (7/99)

 [Graphic]



SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust For Government Cash Reserves, which covers the six-month period from December 1, 1998 through May 31, 1999. Effective April 26, 1999 the Trust became a portfolio of Money Market Obligations Trust. The report contains commentary by the Trust's portfolio manager, followed by a complete listing of the Trust's investments on the last day of the reporting period, and its financial statements.

The Trust pursues daily income, which may be exempt from state and local taxes, 1 and offers the additional advantages of daily liquidity and stability of principal.2 The Trust's portfolio consists of U.S. Treasury and government agency obligations. Because the Trust does not invest in repurchase agreements, it is suitable for tax-sensitive investors in states that tax the income on these securities.

Dividends paid monthly to shareholders during the reporting period totaled $0.02 per share. At the end of the reporting period, the Trust's net assets stood at $462.9 million.

Thank you for selecting Trust for Government Cash Reserves as a daily cash investment. We welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

July 15, 1999

1 Shareholders should consult a tax adviser.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Investment Review

Trust for Government Cash Reserves, which is rated AAAm 1 by Standard & Poor's ("S&P") and Aaa2 by Moody's Investors Services, Inc., invests exclusively in U.S. Treasury and government agency obligations, such as issues of the Student Loan Marketing Association, Federal Farm Credit System, Federal Home Loan Bank System, and Tennessee Valley Authority. The Trust does not invest in repurchase agreements, and is managed to provide distributions which are exempt from state and local taxes.

Over the six-month reporting period ended May 31, 1999, the Federal Reserve Board (the "Fed") did not change monetary policy. The reporting period was characterized by shifts in market sentiment regarding the direction and magnitude of the next adjustment in monetary policy. The reporting period opened in the midst of relative market calm as the 75 basis points in easing steps taken by the Fed from late September to mid- November 1998 were successful in relieving the credit and liquidity strains that had gripped the financial markets. However, lingering concerns over the health of various foreign economies kept alive expectations for future easing from the Fed. As these trouble spots remained relatively stable, attention then returned to domestic economic fundamentals. Propelled by relentless consumer demand and a strong housing sector, gross domestic product expanded at a powerful 6.00% in the fourth quarter of 1998, and entered 1999 with a considerable head of steam. Although growth slowed to around 4.00% in the first quarter of 1999, this still energetic pace exceeded what has traditionally been considered the non-inflationary potential of the economy. Productivity gains kept inflationary pressures remarkably restrained in the face of this growth. The markets came to acknowledge, however, that the Fed could not ignore such a robust economic fundamental picture indefinitely, and fears that a near-term tightening might occur surfaced by late February. Those anxieties were premature, as the absence of price pressures provided the Fed with more breathing room for a time. By the end of the reporting period in May, a near-term tightening to preempt inflation seemed inevitable.

Movements in short-term interest rates reflected the shifting market sentiment. The yield on the one-year agency discount note traded at 4.90% in early December, then declined to 4.70% in the weeks that followed as the bias at the Fed remained toward additional easings. In mid January, short-term interest rates began to rise gradually as the market's focus returned to the domestic economy, and the yield on this security rose to 5.10% by late February as near term tightening fears seized the market. As these concerns subsided, the yield fell back to 4.90%, then climbed steadily once more throughout May to reach 5.30% by the end of the month.

1 This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change, and do not remove market risks.

2 Money market funds rated Aaa by Moody's Investors Services, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

Recently, the trust's average maturity has been managed within a 40 to 50 day target range. We moved the average maturity to the upper end of that range in late February as near-term tightening fears grew. Since that time, the trust's average maturity has drifted lower as legitimate evidence has mounted that the Fed may indeed tighten monetary policy at the end of June in a preemptive move against inflationary pressures.

Over the reporting period the trust's portfolio tended to be barbelled in structure, and continued to pursue a competitive yield. Close to one-third of the trust was invested in U.S. government agency floating rate notes, including a master note agreement designed to facilitate portfolio liquidity, which in addition to short-term agency discount notes, comprised the short-end of the barbell. The trust combined this short position with Treasury and agency securities with longer maturities of six to twelve months.

Last Meeting of Shareholders

A Special Meeting of shareholders of Trust for Government Cash Reserves was held on March 22, 1999. On January 21, 1999, the record date for shareholder voting at the meeting, there were 531,053,829 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Trustees: 1




                                        SHARES VOTED         SHARES
                                        AFFIRMATIVELY        WITHHELD
Thomas G. Bigley                        366,288,718          0
John T. Conroy, Jr.                     366,288,718          0
John F. Cunningham                      366,288,718          0
Peter E. Madden                         366,288,718          0
Charles F. Mansfield, Jr.               366,288,718          0
John E. Murray, Jr., J.D., S.J.D.       366,288,718          0
John S. Walsh                           366,288,718          0


1  The following Trustees of the Trust continued their terms as Trustees:
John. F. Donahue, Lawrence D. Ellis, M.D. and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Arthur Andersen LLP as the trust's independent auditors:



SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
366,288,718     0              0


AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the trust and Money Market Obligations Trust, on behalf of its series, Trust for Government Cash Reserves (the "New Fund"), whereby the New Fund would acquire all of the assets of the trust in exchange for shares of the New Fund to be distributed pro rata by the trust to its shareholders in complete liquidation and termination of the trust:



SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
366,132,371     0              156,346


Portfolio of Investments

MAY 31, 1999 (UNAUDITED)



PRINCIPAL
AMOUNT                                                    VALUE
                   GOVERNMENT AGENCIES-99.9%
  $  23,500,000  1 Federal Farm Credit System
                   Discount Notes, 4.580% -
                   4.750%,
                   6/1/1999 - 8/27/1999            $  23,358,057
     16,000,000  2 Federal Farm Credit System
                   Floating Rate Notes,
                   4.705% - 4.780%, 6/24/1999         15,998,973
     10,000,000    Federal Farm Credit System
                   Notes, 5.000% - 5.550%,
                   6/1/1999 - 4/3/2000                 9,997,048
    183,045,000  1 Federal Home Loan Bank
                   System Discount Notes,
                   4.653% - 4.800%,
                   6/16/1999 - 8/13/1999             182,051,621
     74,500,000 2  Federal Home Loan Bank
                   System Floating Rate
                   Notes, 4.721% - 5.150%,
                   6/1/1999 - 8/26/1999               74,492,615
     22,810,000    Federal Home Loan Bank System Notes, 4.790% - 5.540%,
                   7/13/1999 -
                   4/28/2000                          22,801,496
     35,000,000  2 Student Loan Marketing
                   Association Floating Rate
                   Notes, 4.726% - 5.450%,
                   6/1/1999 - 6/2/1999                34,992,886
     18,000,000 2  Student Loan Marketing
                   Association Floating Rate
                   Master Note,
                   4.921%, 6/1/1999                   18,000,000
     11,000,000    Student Loan Marketing
                   Association Notes, 4.930%
                   - 5.890%,
                   8/11/1999 - 2/8/2000               11,017,786
     70,000,000  1 Tennessee Valley Authority
                   Discount Notes, 4.660% -
                   4.700%,
                   6/2/1999 - 6/16/1999               69,918,862
                   TOTAL GOVERNMENT AGENCIES         462,629,344
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 3              $  462,629,344


1 The issues show the rate of discount at time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($462,942,548) at May 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 462,629,344
Cash                                                  575,762
Income receivable                                   1,524,059
TOTAL ASSETS                                      464,729,165
LIABILITIES:
Income distribution
payable                         $ 1,762,108
Accrued expenses                     24,509
TOTAL LIABILITIES                                   1,786,617
Net assets for 462,942,548
shares outstanding                              $ 462,942,548
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$462,942,548 / 462,942,548
shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                          $ 12,929,804
EXPENSES:
Investment advisory fee                         $ 1,042,837
Administrative personnel
and services fee                                    196,575
Custodian fees                                       16,086
Transfer and dividend
disbursing agent fees and
expenses                                              6,056
Directors'/Trustees' fees                             6,625
Auditing fees                                         6,485
Legal fees                                            2,689
Portfolio accounting fees                            49,158
Shareholder services fee                            651,773
Share registration costs                              9,076
Printing and postage                                  3,875
Insurance premiums                                    1,772
Miscellaneous                                         6,867
TOTAL EXPENSES                                    1,999,874
WAIVERS:
Waiver of investment
advisory fee                   $  (283,335)
Waiver of shareholder
services fee                      (521,418)
TOTAL WAIVERS                                      (804,753)
Net expenses                                                         1,195,121
Net investment income                                             $ 11,734,683


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                    SIX MONTHS
                                         ENDED                   YEAR
                                   (unaudited)                  ENDED
                                       MAY 31,           NOVEMBER 30,
                                          1999                   1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $   11,734,683       $     27,890,235
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                  (11,734,683)           (27,890,235)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             730,750,372          1,501,544,374
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,376,641              3,374,747
Cost of shares redeemed           (804,190,981)        (1,532,616,817)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                       (72,063,968)           (27,697,696)
Change in net assets               (72,063,968)           (27,697,696)
NET ASSETS:
Beginning of period                535,006,516            562,704,212
End of period                   $  462,942,548       $    535,006,516


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                           SIX MONTHS
                                                ENDED
                                          (unaudited)
                                              MAY 31,                   YEAR ENDED NOVEMBER 30,
                                                 1999          1998         1997          1996          1995          1994
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00         $1.00        $1.00         $1.00         $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.02          0.05         0.05          0.05          0.05          0.04
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.02)        (0.05)       (0.05)        (0.05)        (0.05)        (0.04)
NET ASSET VALUE, END OF PERIOD                  $1.00         $1.00        $1.00         $1.00         $1.00         $1.00
TOTAL RETURN 1                                   2.27%         5.16%        5.15%         5.08%         5.60%         3.74%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                       0.77% 3       0.77%        0.77%         0.78%         0.77%         0.55%
Net investment income 2                          4.20% 3       4.75%        4.71%         4.67%         5.13%         3.58%
Expenses (after waivers)                         0.46% 3       0.46%        0.46%         0.46%         0.45%         0.45%
Net investment income (after waivers)            4.50% 3       5.06%        5.02%         4.99%         5.45%         3.68%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)      $462,943      $535,007     $562,704      $599,550      $739,553      $978,691


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Trust for Government Cash Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. Effective April 26, 1999, the Trust became a portfolio of the Money Market Obligations Trust. Money Market Obligations Trust consists of 13 portfolios. The financial statements included herein are only those of the Trust. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the trade date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31,1999, capital paid-in aggregated $462,942,548.

Transactions in shares were as follows:



                                SIX MONTHS               YEAR
                                     ENDED              ENDED
                                   MAY 31,       NOVEMBER 30,
                                      1999               1998
Shares sold                    730,750,372      1,501,544,374
Shares issued to
shareholders in payment of
distributions declared           1,376,641          3,374,747
Shares redeemed               (804,190,981)    (1,532,616,817)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (72,063,968)       (27,697,696)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

SUBSEQUENT EVENT

Change of Independent Auditors:

On May 19, 1999, the Trust's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, dismissed Arthur Andersen LLP ("AA") as the Trust's independent auditors. During the six-month reporting period ended May 31, 1999 (the "Period"): (i) AA did not issue any report on the Trust's financial statements; (ii) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such period; and (iii) there were no "reportable events" of the kind described in
Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Trust, by action of its Board of Trustees, engaged Deloitte & Touche LLP ("D&T") as the independent auditors for purposes of auditing the Trust's financial statements for the fiscal year ending November 30, 1999. During the Period, neither the Trust, nor anyone on the Trust's behalf has consulted D&T on items which (i) concerned the application of the accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated
 World-Class Investment Manager
 SEMI-ANNUAL REPORT

Trust for Government Cash Reserves

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

MAY 31, 1999

 [Graphic]
 Federated
 Trust for Government Cash Reserves
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 60934N773

0062905 (7/99)

 [Graphic]